Document and Entity Information	12 Months Ended
Apr. 01, 2023
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Container Store Group, Inc.
Entity Central Index Key	0001411688
Amendment Flag	false